Description of Organization and Business Operations (Details) - USD ($)						6 Months Ended		12 Months Ended
	Dec. 31, 2022	Apr. 21, 2022	Mar. 17, 2022	Dec. 29, 2021	Mar. 04, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 13, 2023	Apr. 26, 2023	Feb. 23, 2023
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)											$ 10.77
Gross proceeds									$ 281,750,000
Warrants issued (in Shares)						22,625,000
Price of per warrants (in Dollars per share)	$ 10							$ 10
Gross proceeds									8,250,000
Transaction costs	$ 16,392,714				$ 16,392,714	$ 16,392,714		16,392,714
Underwriting fees					5,750,000	5,750,000
Deferred underwriting fees					10,062,500	10,062,500
Other offering costs					580,214	580,214
Closing amount					$ 287,500,000	$ 640,000			287,500,000
Price of per units (in Dollars per share)					$ 10	$ 10		$ 10
Percentage of outstanding voting						50.00%
Net tangible assets	$ 5,000,001					$ 5,000,001		$ 5,000,001
Percentage of public shares						15.00%		15.00%
Percentage of redeemed public shares						100.00%		100.00%
Dissolution expenses						$ 100,000
Price per share (in Dollars per share)	$ 10					$ 10		$ 10
Aggregate principal amount										$ 700,000
Amount drawn			$ 200,000			$ 1,200,000			149,992
Cash	$ 145,980					299,342		145,980	262,671
Cash held in Trust Account	290,737,917					45,351,623		290,737,917	287,523,634
Working capital deficit	2,687,921					6,066,281		2,687,921
Represented interest income	3,945,497					253,493		3,945,497
Withdraw interest income						$ 1,381,050	123,251	$ 731,214
Common stock exercised (in Shares)						24,304,187
Common stock, redemption price (in Dollars per share)						$ 10.17
Cash withdrawn from trust account						$ 247,259,068
Price of per public shares (in Dollars per share)						$ 10
Outstanding amount						$ 1,500,000
Cash withdrawn from Trust Account						$ 247,259,068
Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of net assets						80.00%		80.00%
Percentage of outstanding voting								50.00%
Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Dissolution expenses	$ 100,000							$ 100,000
Fourth Promissory Note [Member]
Description of Organization and Business Operations (Details) [Line Items]
Bears interest										15.00%
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds					$ 287,500,000				287,500,000
IPO [Member] | Public Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Units issued (in Shares)					28,750,000			28,750,000
Share price (in Dollars per share)					$ 10
Warrants issued (in Shares)								22,625,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price of per warrants (in Dollars per share)						$ 10
Over-Allotment Option [Member] | Public Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Units issued (in Shares)					3,750,000			3,750,000
Share price (in Dollars per share)					$ 10
Price of per warrants (in Dollars per share)	$ 10							$ 10
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price of per warrants (in Dollars per share)						$ 1
Gross proceeds					$ 8,250,000	$ 8,250,000
Private Placement Warrants [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Warrants issued (in Shares)					8,250,000	8,250,000		8,250,000
Price of per warrants (in Dollars per share)	$ 1				$ 1	$ 1		$ 1
Merger Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)						$ 10
Net tangible assets						$ 5,000,001
Price per share (in Dollars per share)						$ 10
Conversion price (in Dollars per share)						$ 10
Base purchase price						$ 1,285,000,000
Shares issued, percentage						82.03125%
Transaction expenses						$ 100,000,000
Principal amount						1,760,000
Transaction expenses						30,000,000
Convertible Promissory Note [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amount outstanding	$ 1,500,000							$ 1,500,000
Conversion price (in Dollars per share)	$ 1							$ 1
Convertible Promissory Note [Member] | Investor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate principal amount				$ 1,500,000
Amount drawn		$ 550,000	200,000	750,000
Amount outstanding	$ 1,500,000							$ 1,500,000	$ 750,000
First Promissory Note [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amount drawn		$ 550,000	$ 750,000
Outstanding amount						1,500,000
Principal amount						1
First Promissory Note [Member] | Investor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate principal amount				$ 1,500,000
Outstanding amount	$ 1,500,000
Second Promissory Note [Member] | Investor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate principal amount												$ 500,000
Amount drawn						640,000
Outstanding amount						500,000
Third Promissory Note [Member]
Description of Organization and Business Operations (Details) [Line Items]
Promissory note						640,000
Third Promissory Note [Member] | Investor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amount drawn						640,000
Amount to be funded						$ 160,000
Per public shares (in Dollars per share)						$ 0.04
Aggregate deposit						$ 1,120,000
Aggregate deposit per share (in Dollars per share)						$ 0.28
Fourth Promissory Note [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate principal amount										$ 2,000,000
Amount to be funded										$ 700,000
Promissory Notes [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)						$ 10